STOCKHOLDERS' EQUITY AND EQUITY COMPENSATION	12 Months Ended
Sep. 30, 2025
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY AND EQUITY COMPENSATION	STOCKHOLDERS’ EQUITY AND EQUITY COMPENSATION
During 2025, 2024 and 2023, the Company declared and paid, in quarterly increments, cash dividends totaling $0.72 per share, $0.60 per share and $0.45 per share, respectively. Additionally, on April 19, 2023, the Board of Directors declared a special cash dividend of $2.00 per share, paid on May 19, 2023 to shareholders of record as of the close of business on May 9, 2023.

The Company currently intends to pay dividends each quarter; however, payment of dividends is determined by the Board of Directors at its discretion based on various factors, and no assurance can be provided as to the payment of future dividends. Dividends paid on shares in the ESOP through December 31, 2024 were used to offset ESOP loan payments and recorded as a reduction of debt service payments and compensation expense. The ESOP loan was paid in full as of December 31, 2024 and dividends paid after that date are paid in cash directly to participant accounts. For all dividends, a dividend payable was established for the holders of restricted shares; such dividends will be released upon vesting of the underlying restricted shares. At September 30, 2025, accrued dividends were $2,962.

On November 18, 2025, the Board of Directors declared a cash dividend of $0.22 per share, payable on December 16, 2025 to shareholders of record as of the close of business on November 28, 2025.
On January 29, 2016, shareholders approved the Griffon Corporation 2016 Equity Incentive Plan (the "Original Incentive Plan") pursuant to which, among other things, awards of performance shares, performance units, stock options, stock appreciation rights, restricted shares, restricted stock units, deferred shares and other stock-based awards may be granted. On January 31, 2018, shareholders approved Amendment No. 1 to the Original Incentive Plan pursuant to which, among other things, 1,000,000 shares were added to the Original Incentive Plan; on January 30, 2020, shareholders approved Amendment No. 2 to the Original Incentive Plan, pursuant to which 1,700,000 shares were added to the Original Incentive Plan; on February 17, 2022, shareholders approved the Amended and Restated 2016 Equity Incentive Plan (the “Amended Incentive Plan”), which amended and restated the Original Incentive Plan and pursuant to which, among other things, 1,200,000 shares were added to the Original Incentive Plan; and on March 20, 2024, shareholders approved an amendment to add 2,600,000 shares to the Amended Incentive Plan. Options granted under the Amended Incentive Plan may be either “incentive stock options” or nonqualified stock options, which generally expire ten years after the date of grant and are granted at an exercise price of not less than 100% of the fair market value at the date of grant. The maximum number of shares of common stock available for award under the Amended Incentive Plan is 8,850,000 (600,000 of which may be issued as incentive stock options), plus (i) any shares that were reserved for issuance under the Original Incentive Plan as of the effective date of the Original Incentive Plan, and (ii) any shares underlying awards outstanding on such date under the 2011 Incentive Plan that were subsequently canceled or forfeited. As of September 30, 2025, 1,895,135 shares were available for grant.

Compensation expense for restricted stock and restricted stock units is recognized ratably over the required service period based on the fair value of the grant, calculated as the number of shares or units granted multiplied by the stock price on date of grant, and for performance shares, including performance units, the likelihood of achieving the performance criteria. The Company recognizes forfeitures as they occur. Compensation expense for restricted stock granted to four senior executives is calculated as the target number of shares granted, upon achieving certain performance criteria or market conditions. The Monte Carlo Simulation Model is used to estimate the grant-date fair value restricted stock awards that include market conditions. Compensation cost related to stock-based awards with graded vesting, generally over a period of 3 years, is recognized using the straight-line attribution method and recorded within SG&A.
The following table summarizes the Company’s compensation expense relating to all stock-based incentive plans:

	For the Years Ended September 30,
	2025	2024	2023
Restricted stock	$24,191	$17,037	$18,595
ESOP(1)	—	8,533	20,583
Total stock-based compensation	$24,191	$25,570	$39,178
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(1) During the year ended September 30, 2023, special dividend ESOP charges included in compensation expense were $15,494.

A summary of restricted stock activity, inclusive of restricted stock units, for 2025 is as follows:

	Shares	Weighted Average Grant- Date Fair Value
Unvested at September 30, 2024	2,417,200	$37.96
Granted	595,798	81.30
Vested	(1,267,142)	77.21
Forfeited	(113,401)	29.94
Unvested at September 30, 2025	1,632,455	66.79

The fair value of restricted stock which vested during 2025, 2024, and 2023 was $97,833, $80,861 and $25,863, respectively.

Unrecognized compensation expense related to non-vested shares of restricted stock was $37,911 at September 30, 2025 and will be recognized over a weighted average vesting period of 1.8 years.

At September 30, 2025, a total of approximately 3,527,590 shares of Griffon’s authorized Common Stock were reserved for issuance in connection with stock compensation plans.

During 2025, Griffon granted 579,858 shares of restricted stock and restricted stock units to its employees. This included 137,479 shares of restricted stock and 5,432 restricted stock units granted to forty-three executives and key employees, subject to certain performance conditions, with a vesting period of thirty-six months with a total fair value of $9,735, or a weighted average fair value of $68.12 per share. This also included 436,947 shares of restricted stock granted to four senior executives with a vesting period of thirty-six months and a two-year post-vesting holding period, subject to the achievement of certain performance criteria and market conditions, relating to required levels of return on invested capital and the relative total shareholder return of Griffon's common stock as compared to a market index. So long as the minimum performance and market conditions are attained, the amount of shares that can vest will range from a minimum of 72,827 to a maximum of 436,947, with the target number of shares being 145,649. The total fair value of these restricted shares, assuming achievement of the performance and market conditions at target, is approximately $12,372, or a weighted average fair value of $84.95 per share. Additionally, Griffon granted 15,940 shares of restricted stock to the non-employee directors of Griffon with a vesting period of one year and a fair value of $1,100, or a weighted average fair value of $69.03 per share. During the year ended September 30, 2025, 590,366 shares granted were issued out of treasury stock.

On November 18, 2025, Griffon granted 147,141 shares of restricted stock to 29 executives and key employees, subject to certain performance conditions, with a vesting period of thirty-six months, with a total fair value of $9,855, or a weighted average fair value of $66.86 per share. Griffon also granted 531,456 shares of restricted stock to four senior executives with a vesting period of thirty-six months and a two-year post-vesting holding period, subject to the achievement of certain performance criteria and market conditions relating to required levels of return on invested capital and the relative total shareholder return of Griffon's common stock as compared to a market index. So long as the minimum performance and market conditions are attained, the amount of shares that can vest will range from a minimum of 88,578 to a maximum of 531,456, with the target number of shares being 177,152. The total estimated fair value of these restricted shares, assuming achievement of the performance and market conditions at target, is $15,073, or a weighted average fair value of $85.09 per share (based on the target number of shares).

On November 12, 2024, the Board of Directors approved an increase of $400,000 to Griffon's share repurchase authorization. Under the authorized share repurchase program, the Company may, from time to time, purchase shares of its common stock in the open market, including pursuant to a 10b5-1 plan, pursuant to an accelerated share repurchase program or issuer tender offer, or in privately negotiated transactions. During the year ended September 30, 2025, Griffon purchased 1,897,182 shares of common stock under the repurchase program, for a total of $134,680, or $70.99 per share, excluding excise taxes of $1,329. As of September 30, 2025, $298,013 remained available for the purchase of common stock under these Board authorized repurchase programs.

On February 20, 2024, Griffon repurchased 1,500,000 shares of its common stock, par value $0.25 per share, pursuant to a stock purchase and cooperation agreement executed by the Company and Voss Value Master Fund, L.P., Voss Value-Oriented Special Situations Fund, L.P and four separately managed accounts of which Voss Capital, LLC is the investment manager, in a private transaction. The purchase price per share was $65.50, for an aggregate purchase price of $98,250.

During the year ended September 30, 2025, 583,978 shares, with a market value of $45,284, or $77.54 per share, were withheld to settle employee taxes due upon the vesting of restricted stock, and were added to treasury stock. This excludes excise tax benefits of $528 for the year ended September 30, 2025.

During the year ended September 30, 2025, we accrued $1,329 in connection with the share repurchases described above, which was partially offset by the reversal of $528 of excise taxes to adjust for a benefit related to employee vesting and a $107 net benefit on ESOP contributions. As of September 30, 2025, $694 was accrued for excise taxes related to employee share repurchases.